Derivative Financial Instruments (Asset and liability management) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	$ 10,527,300
Cash flow hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	8,548,000
Fair Value Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	1,979,300
Loan [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	8,548,000
Loan [Member] | Cash flow hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	8,548,000
Loan [Member] | Fair Value Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Investment securities [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Investment securities [Member] | Cash flow hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Investment securities [Member] | Fair Value Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Deposits [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	96,300
Deposits [Member] | Cash flow hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Deposits [Member] | Fair Value Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	96,300
Subordinated notes
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	598,000
Subordinated notes | Cash flow hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Subordinated notes | Fair Value Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	598,000
Other long-term debt
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	1,285,000
Other long-term debt | Cash flow hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	0
Other long-term debt | Fair Value Hedging [Member]
Notional Amount Of Derivatives [Abstract]
Derivative, Notional Amount	$ 1,285,000